Segment Information (Tables)	6 Months Ended
Jun. 30, 2024
Segment Information [Abstract]
Schedule of Revenue and Operating Results by Segments	The revenue and operating results by segments were as follows:
	For the Six Months Ended June 30, 2024
	Auto service	Auto eInsurance service	Others	Consolidated
Revenues from external customers	$107,451	$73,747	$21,888	$203,086
Depreciation and amortization	$(783)	$(1,285)	$(137)	$(2,205)
Segment income (loss) before tax	$32,064	$727	$(92,664)	$(59,873)
	For the Six Months Ended June 30, 2023
	Auto service	Auto eInsurance service	Others	Consolidated
Revenues from external customers	$98,813	$47,710	$12,855	$159,378
Depreciation and amortization	$(1,884)	$(1,278)	$(28)	$(3,190)
Segment income (loss) before tax	$6,332	$(938)	$(3,408)	$1,986

Schedule of Assets from Continuing Operations by Segments	The total assets from continuing operations by segments as of December 31, 2023 and as of June 30, 2024 were as follows:
	December 31,	June 30,
	2023	2024
Segment assets
Auto service	$136,387	$153,889
Auto eInsurance service	66,274	64,679
Others	20,574	25,368
Total segment assets from continuing operations	$223,235	$243,936